Document and Entity Information	12 Months Ended
Jan. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 25, 2013
Prospectus Date	Jan. 01, 2013